NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
NOTES PAYABLE

6. NOTES PAYABLE

The Company received loan proceeds of $1,749 under the Paycheck Protection Program (“PPP”). The PPP loan is evidenced by a promissory note dated August 10, 2020. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The Company used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The interest rate on the PPP loan is 1% per annum and no payments of principal or interest are due during the ten-month period following the consummation of the PPP loan (the “Deferment Period”). The Company could request partial or full forgiveness of the PPP loan. If the PPP loan was not forgiven or partially forgiven, then the Company would be notified and provided details of the monthly repayment amount with a maximum term of five years. If the Company did not apply for forgiveness during the Deferment Period, then repayment would automatically commence at the end of the Deferment Period according to the terms provided by the lender with a maximum term of five years. The PPP loan was unsecured and guaranteed by the Small Business Administration and was subject to any new guidance and new requirements released by the Department of the Treasury. In connection with the closing of the business combination discussed in Note 1, the Company repaid the loan in full. The Company is accounting for the loan as debt (See Note 13).

6.     NOTES PAYABLE

The Company received loan proceeds of $1,749 under the Paycheck Protection Program (“PPP”). The PPP loan is evidenced by a promissory note dated August 10, 2020. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The Company used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The interest rate on the PPP loan is 1% per annum and no payments of principal or interest are due during the ten-month period following the consummation of the PPP loan (the “Deferment Period”). The Company may request for partial or full forgiveness of the PPP loan. If the PPP loan is not forgiven or partially forgiven, then the Company will be notified and provided details of the monthly repayment amount with a maximum term of five years. If the Company does not apply for forgiveness during the Deferment Period, then repayment will automatically commence at the end of the Deferment Period according to the terms provided by the lender with a maximum term of five years. The PPP loan is unsecured and guaranteed by the Small Business Administration and is subject to any new guidance and new requirements released by the Department of the Treasury. Subject to and following the closing of the business combination discussed in Note 14, the Company intends to repay the loan in full. The Company is accounting for the loan as debt.